INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	$ 228	$ 155	$ 438	$ 288
Non-controlling interests	0	0	1	1
Net income	228	155	439	289
Items that may be reclassified subsequently to income:
Foreign exchange fluctuation reserve	11	(1)	16	(4)
Effective portion of changes in the fair value of cash flow hedges	75	2	106	(20)
Fair value gain (loss) on investments measured at fair value through other comprehensive income	0	(1)	1	(4)
Total other comprehensive income (loss)	86	0	123	(28)
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	83	(1)	119	(27)
Non-controlling interests	3	1	4	(1)
Total other comprehensive income (loss)	86	0	123	(28)
Attributable to:
Shareholders of GLOBALFOUNDRIES Inc.	311	154	557	261
Non-controlling interests	3	1	5	0
Total comprehensive income	$ 314	$ 155	$ 562	$ 261